Employee Benefits - Summary of Defined Benefit Plan Actuarial (Gains)/ Losses Recognized in Other Comprehensive Income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income-loss/(Gain)	₨ 626	₨ (30)	₨ (578)
Actuarial loss/ (gain) arising from financial assumptions	(2,106)	(625)	423
Actuarial loss/ (gain) arising from demographic assumptions	342	(667)	155
Actuarial loss/ (gain) arising from experience adjustments	741	920	(334)
Changes in Asset Ceiling	463	0	0
Defined benefit plan actuarial (gains)/ losses	₨ 66	₨ (402)	₨ (334)